CONSOLIDATED STATEMENTS OF OPERATIONS (in thousands, except per share data) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS (in thousands, except per share data)
Net sales	$ 25,835,000	$ 20,328,000
Cost of goods sold	11,115,000	9,506,000
Gross margin	14,720,000	10,822,000
Operating expenses:
Research and development	6,635,000	6,357,000
Selling, general and administrative	8,358,000	6,891,000
Impairment	0	652,000
Total operating expenses	14,993,000	13,900,000
Operating income (loss)	(273,000)	(3,078,000)
Non-operating income (loss):
Interest income	11,000	14,000
Gain on sale of assets	21,000	0
Foreign currency transaction gain (loss)	(202,000)	(513,000)
Total non-operating income (loss)	(170,000)	(499,000)
Income (loss) before income taxes	(443,000)	(3,577,000)
Income tax (expense) benefit	(112,000)	(387,000)
Net income (loss)	$ (555,000)	$ (3,964,000)
Basic earnings (loss) per share	$ (0.06)	$ (0.48)
Diluted earnings (loss) per share	$ (0.06)	$ (0.48)
Weighted-average basic shares	8,545	8,333
Weighted-average diluted shares	8,545	8,333